OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2023	2022
Contract liabilities	$680	$662
Lease liabilities	727	526
Regulatory liabilities(1)	104	149
Pension obligations	66	51
Concession payment liability	2	10
Other	185	132
	$1,764	$1,530
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.